PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

9. PROPERTY, PLANT AND EQUIPMENT

        The net book value of property, plant and equipment as of December 31, 2013 and 2012 was as follows:

		December 31,
	Useful lives, years
		2013	2012
Network, base station equipment and related leasehold improvements	5 - 17	445,857	391,737
Office equipment, computers and other	3 - 15	42,121	39,743
Buildings and related leasehold improvements (including leased assets of 28 and 26, respectively)	20 - 59	25,496	25,114
Vehicles (including leased assets of 942 and 991, respectively)	3 - 7	3,139	2,865

Property, plant and equipment, at cost (including leased assets of 970 and 1,017, respectively)		516,613	459,459
Accumulated depreciation (including leased assets of 793 and 557, respectively)		(293,389)	(242,886)
Construction in progress and equipment for installation		47,436	55,208

Property, plant and equipment, net		270,660	271,781

        Depreciation expense during the years ended December 31, 2013, 2012 and 2011 amounted to RUB 58,599 million, RUB 54,766 million and RUB 50,873 million, respectively.

        Depreciation of the assets recorded as capital leases amounted to RUB 276.1 million, RUB 287.8 million and RUB 280.4 million, respectively. Interest expense accrued on capital lease obligations for the years ended December 31, 2013, 2012 and 2011 amounted to RUB 181.5 million, RUB 135.2 million and RUB 53.7 million.